FINANCIAL INSTRUMENTS	9 Months Ended
Sep. 30, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. Certain of the Company's subsidiaries report in Sterling, Singapore dollars, Danish or Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;

•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Forward freight agreements
During 2011 and the nine months ended September 30, 2012, the Company entered into forward freight agreements for speculative purposes. As of September 30, 2012, the Company had 12 contracts outstanding (December 31, 2011: 25 contracts). The Company recorded a loss on forward freight agreements of $1.2 million in the nine months ended September 30, 2012 (nine months ended September 30, 2011: $1.3 million gain), which is included in "Other non-operating items".

Fair Values
The carrying value and estimated fair value of the Company's financial instruments as of September 30, 2012 and December 31, 2011 are as follows:

	2012		2011
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	164,484	164,484	160,566	160,566
Restricted cash and investments	75,735	75,735	100,566	100,566
Marketable securities	1,172	1,172	685	685
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	268,992	194,271	288,137	249,293
4.5% Convertible Bond	215,000	111,531	225,000	94,500

The estimated fair value of financial assets and liabilities at September 30, 2012 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	164,484	164,484	—	—
Restricted cash and investments	75,735	75,735	—	—
Marketable securities	1,172	1,172	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	194,271	—	194,271	—
4.5% Convertible Bond	111,531	—	111,531	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents – the carrying values in the balance sheet approximate their fair value.

Restricted cash and investments – the carrying values in the balance sheet approximate their fair value.

Marketable securities – the fair values are based on quoted market prices.

First Preferred Mortgage Term Notes – the fair values are based on the market price achieved in the last significant trading of the notes, adjusted for movements in the fixed income markets up to the year end (level two per ASC Topic 820).

Convertible Bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis
The Company recorded an impairment loss of $13.1 million in the three months ended June 30, 2012 in respect of three OBO carriers, which were held under capital lease (see Note 5). One of these leases was terminated in the third quarter of 2012. At September 30, 2012, two of these vessels, Front Driver and Front Climber, were measured at an aggregate fair value on a nonrecurring basis of $2.5 million, which was determined using level two inputs being the carrying cost of the leased vessel less the impairment loss, which was calculated as the difference between the sum of the obligation under the capital lease and the expected termination payment to Ship Finance less the carrying value of the leased vessel.

The Company recorded an impairment loss of $121.4 million in the nine months ended September 30, 2011 in respect of five double hull Suezmax tankers (see Note 5). At December 31, 2011, one of these vessels, Front Alfa, was measured at fair value on a nonrecurring basis of $11.9 million, which was determined using level two inputs.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, The Bank of New York, DnB Nor Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea and The Bank of New York. However, the Company believes this risk is remote.